Operating Segments - Schedule of Adjusted EBITDA is Reconciled with the Consolidated Profit (Loss) Before Taxes (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Adjusted EBITDA is Reconciled with the Consolidated Profit (Loss) Before Taxes [Abstract]
Profit before taxes		$ 815,341	$ 1,197,121	$ 2,245,943	$ 2,101,737
Share of profit of equity-accounted investees, net of tax		(4,452)	(3,897)	(15,008)	231
Net finance expense		408,149	361,090	976,098	1,309,453
Depreciation and amortization		584,019	542,842	1,684,857	1,633,620
Antitrust agreements	[1]	10,082	700	143,720	80,977
Donations and social programs	[2]	615	3,591	1,747	18,171
Impairment of assets	[3]			12,767
Restructuring	[4]	2,233	30,835	23,771	82,991
Rio Grande do Sul claim	[5]		13,092		19,313
Fiscal payments and installments	[6]			2,378	81,766
Avian influenza	[7]	7,510		13,122
Other operating income (expense), net	[8]	11,095	7,745	26,547	17,037
Total Adjusted EBITDA		1,834,592	2,153,119	5,115,942	5,345,296
Reversal of elimination					1,324
Total Adjusted EBITDA for reportable segments		$ 1,834,592	$ 2,153,119	$ 5,115,942	$ 5,346,620

[1]	Refers to the Agreements entered by JBS USA and its subsidiaries as described in Note 19 – Provisions for legal proceedings.
[2]	Refers to the donations made by JBS S.A., substantially composed of the Fundo JBS pela Amazônia.
[3]	This mainly refers to the impairment of fixed assets and the impairment of recoverable tax credits.
[4]	Refers to the project implementation of multiple restructuring initiatives mainly in the indirect subsidiary Pilgrim’s Pride Corporation (PPC), which are registered as Other expenses, as well as other non-significant restructuring projects that are registered as General and administrative expenses.
[5]	Refers to the claim resulting from flooding that occurred in Rio Grande do Sul in the indirect subsidiary Seara Alimentos Ltda.
[6]	Refers to the special payment program for the installment of tax proceedings with exemption from fines and reduction of interest of the indirect subsidiary JBS S.A.
[7]	Refers to the impacts related to avian influenza incurred by the indirect subsidiary Seara Alimentos Ltda.
[8]	Refers to several adjustments basically in JBS USA’s jurisdiction such as third-party advisory expenses related to acquisitions, insurance recovery, among others.